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Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277

May 2, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Brighthouse Life Insurance Company and
     Brighthouse Separate Account A
     File Nos. 333-200237/811-03365
     (PrimElite IV)
     Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the "Company") and Brighthouse Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement dated April 30, 2018, Prospectus dated April 30, 2018 and Statement of Additional Information ("SAI") dated April 30, 2018 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplement, Prospectus, and SAI contained in Post-Effective Amendment No. 5 for the Account filed electronically with the Commission on April 26, 2018.

If you have any questions, please contact me at (980) 949-3617.

Sincerely,

/s/ John B. Towers
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John B. Towers
Corporate Counsel
Brighthouse Life Insurance Company